SCHEDULE VI - SUPPLEMENTARY INFORMATION CONCERNING CONSOLIDATED PROPERTY-CASUALTY INSURANCE COMPANIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SCHEDULE VI - SUPPLEMENTARY INFORMATION CONCERNING CONSOLIDATED PROPERTY-CASUALTY INSURANCE OPERATIONS
Deferred policy acquisition costs	$ 1,348	$ 1,321	$ 1,355
Reserves for insurance claims and claims expense	20,375	19,468	19,167
Unearned premiums	10,023	9,761	9,780
Earned premiums	25,942	25,957	26,194
Net investment income	1,201	1,189	1,328
Claims and claims adjustment expense incurred:
Current year	20,496	19,110	18,858
Prior years	(335)	(159)	(112)
Amortization of deferred policy acquisition costs	3,477	3,517	3,615
Paid claims and claims adjustment expense	20,195	18,583	18,900
Premiums written	$ 25,980	$ 25,907	$ 25,971